Condensed consolidating information on certain US subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed consolidating information on certain US subsidiaries
Condensed consolidating information on certain US subsidiaries
BP p.l.c. fully and unconditionally guarantees the payment obligations of its 100%-owned subsidiary BP Exploration (Alaska) Inc. under the BP Prudhoe Bay Royalty Trust. The following financial information for BP p.l.c., BP Exploration (Alaska) Inc. and all other subsidiaries on a condensed consolidating basis is intended to provide investors with meaningful and comparable financial information about BP p.l.c. and its subsidiary issuers of registered securities and is provided pursuant to Rule 3-10 of Regulation S-X in lieu of the separate financial statements of each subsidiary issuer of public debt securities. Non-current assets for BP p.l.c. includes investments in subsidiaries recorded under the equity method for the purposes of the condensed consolidating financial information. Equity-accounted income of subsidiaries is the group’s share of profit related to such investments. The eliminations and reclassifications column includes the necessary amounts to eliminate the intercompany balances and transactions between BP p.l.c., BP Exploration (Alaska) Inc. and other subsidiaries. The financial information presented in the following tables for BP Exploration (Alaska) Inc. incorporates subsidiaries of BP Exploration (Alaska) Inc. using the equity method of accounting and excludes the BP group’s midstream operations in Alaska that are reported through different legal entities and that are included within the ‘other subsidiaries’ column in these tables. BP p.l.c. also fully and unconditionally guarantees securities issued by BP Capital Markets p.l.c. and BP Capital Markets America Inc. These companies are 100%-owned finance subsidiaries of BP p.l.c.
Income statement

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	4,315	—	298,620	(4,179)	298,756
Earnings from joint ventures - after interest and tax	—	—	897	—	897
Earnings from associates - after interest and tax	—	—	2,856	—	2,856
Equity-accounted income of subsidiaries - after interest and tax	—	10,942	—	(10,942)	—
Interest and other income	42	373	2,081	(1,723)	773
Gains on sale of businesses and fixed assets	—	—	456	—	456
Total revenues and other income	4,357	11,315	304,910	(16,844)	303,738
Purchases	1,507	—	232,550	(4,179)	229,878
Production and manufacturing expenses	1,015	—	21,990	—	23,005
Production and similar taxes	282	—	1,254	—	1,536
Depreciation, depletion and amortization	377	—	15,080	—	15,457
Impairment and losses on sale of businesses and fixed assets	66	—	794	—	860
Exploration expense	—	—	1,445	—	1,445
Distribution and administration expenses	22	642	11,673	(158)	12,179
Profit (loss) before interest and taxation	1,088	10,673	20,124	(12,507)	19,378
Finance costs	8	1,326	2,759	(1,565)	2,528
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(95)	222	—	127
Profit (loss) before taxation	1,080	9,442	17,143	(10,942)	16,723
Taxation	164	59	6,922	—	7,145
Profit (loss) for the year	916	9,383	10,221	(10,942)	9,578
Attributable to
BP shareholders	916	9,383	10,026	(10,942)	9,383
Non-controlling interests	—	—	195	—	195
	916	9,383	10,221	(10,942)	9,578

38. Condensed consolidating information on certain US subsidiaries – continued
Statement of comprehensive income

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	916	9,383	10,221	(10,942)	9,578
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Currency translation differences	—	(296)	(3,475)	—	(3,771)
Cash flow hedges (including reclassifications)	—	—	(6)	—	(6)
Costs of hedging (including reclassifications)	—	—	(186)	—	(186)
Share of items relating to equity-accounted entities, net of tax	—	—	417	—	417
Income tax relating to items that may be reclassified	—	—	4	—	4
	—	(296)	(3,246)	—	(3,542)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	1,689	628	—	2,317
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	(37)	—	(37)
Income tax relating to items that will not be reclassified	—	(511)	(207)	—	(718)
	—	1,178	384	—	1,562
Other comprehensive income	—	882	(2,862)	—	(1,980)
Equity-accounted other comprehensive income of subsidiaries	—	(2,821)	—	2,821	—
Total comprehensive income	916	7,444	7,359	(8,121)	7,598
Attributable to
BP shareholders	916	7,444	7,205	(8,121)	7,444
Non-controlling interests	—	—	154	—	154
	916	7,444	7,359	(8,121)	7,598

Income statement continued

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	3,264	—	240,177	(3,233)	240,208
Earnings from joint ventures - after interest and tax	—	—	1,177	—	1,177
Earnings from associates - after interest and tax	—	—	1,330	—	1,330
Equity-accounted income of subsidiaries - after interest and tax	—	4,436	—	(4,436)	—
Interest and other income	11	369	1,470	(1,193)	657
Gains on sale of businesses and fixed assets	71	9	1,139	(9)	1,210
Total revenues and other income	3,346	4,814	245,293	(8,871)	244,582
Purchases	1,010	—	181,939	(3,233)	179,716
Production and manufacturing expenses	1,156	—	23,073	—	24,229
Production and similar taxes[a]	(18)	—	1,793	—	1,775
Depreciation, depletion and amortization	735	—	14,849	—	15,584
Impairment and losses on sale of businesses and fixed assets	—	—	1,216	—	1,216
Exploration expense	—	—	2,080	—	2,080
Distribution and administration expenses	19	616	10,022	(149)	10,508
Profit (loss) before interest and taxation	444	4,198	10,321	(5,489)	9,474
Finance costs	6	826	2,286	(1,044)	2,074
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(15)	235	—	220
Profit (loss) before taxation	438	3,387	7,800	(4,445)	7,180
Taxation	(392)	(11)	4,115	—	3,712
Profit (loss) for the year	830	3,398	3,685	(4,445)	3,468
Attributable to
BP shareholders	830	3,398	3,606	(4,445)	3,389
Non-controlling interests	—	—	79	—	79
	830	3,398	3,685	(4,445)	3,468

[a] Includes revised non-cash provision adjustments; actual cash payments for Production and similar taxes remain in line with prior year.
38. Condensed consolidating information on certain US subsidiaries – continued
Statement of comprehensive income continued

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	830	3,398	3,685	(4,445)	3,468
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Currency translation differences	—	166	1,820	—	1,986
Exchange (gains) losses on translation of foreign operations transferred to gain or loss on sale of businesses and fixed assets	—	—	(120)	—	(120)
Available-for-sale investments marked to market	—	—	14	—	14
Cash flow hedges marked to market	—	—	197	—	197
Cash flow hedges reclassified to the income statement	—	—	116	—	116
Cash flow hedges reclassified to the balance sheet	—	—	112	—	112
Share of items relating to equity-accounted entities, net of tax	—	—	564	—	564
Income tax relating to items that may be reclassified	—	—	(196)	—	(196)
	—	166	2,507	—	2,673
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	2,984	662	—	3,646
Income tax relating to items that will not be reclassified	—	(1,169)	(134)	—	(1,303)
	—	1,815	528	—	2,343
Other comprehensive income	—	1,981	3,035	—	5,016
Equity-accounted other comprehensive income of subsidiaries	—	2,983	—	(2,983)	—
Total comprehensive income	830	8,362	6,720	(7,428)	8,484
Attributable to
BP shareholders	830	8,362	6,589	(7,428)	8,353
Non-controlling interests	—	—	131	—	131
	830	8,362	6,720	(7,428)	8,484

Income statement continued

					$ million
					2016
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	2,740	—	182,999	(2,731)	183,008
Earnings from joint ventures - after interest and tax	—	—	966	—	966
Earnings from associates - after interest and tax	—	—	994	—	994
Equity-accounted income of subsidiaries - after interest and tax	—	862	—	(862)	—
Interest and other income	94	343	899	(830)	506
Gains on sale of businesses and fixed assets	—	—	1,132	—	1,132
Total revenues and other income	2,834	1,205	186,990	(4,423)	186,606
Purchases	888	—	134,062	(2,731)	132,219
Production and manufacturing expenses	1,171	—	27,906	—	29,077
Production and similar taxes	102	—	581	—	683
Depreciation, depletion and amortization	673	—	13,832	—	14,505
Impairment and losses on sale of businesses and fixed assets	(147)	—	(1,517)	—	(1,664)
Exploration expense	—	—	1,721	—	1,721
Distribution and administration expenses	—	808	9,797	(110)	10,495
Profit (loss) before interest and taxation	147	397	608	(1,582)	(430)
Finance costs	103	311	1,981	(720)	1,675
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(82)	272	—	190
Profit (loss) before taxation	44	168	(1,645)	(862)	(2,295)
Taxation	(41)	53	(2,479)	—	(2,467)
Profit (loss) for the year	85	115	834	(862)	172
Attributable to
BP shareholders	85	115	777	(862)	115
Non-controlling interests	—	—	57	—	57
	85	115	834	(862)	172
38. Condensed consolidating information on certain US subsidiaries – continued
Statement of comprehensive income continued

					$ million
					2016
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	85	115	834	(862)	172
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Currency translation differences	—	(236)	490	—	254
Exchange (gains) losses on translation of foreign operations transferred to gain or loss on sale of businesses and fixed assets	—	—	30	—	30
Available-for-sale investments marked to market	—	—	1	—	1
Cash flow hedges marked to market	—	—	(639)	—	(639)
Cash flow hedges reclassified to the income statement	—	—	196	—	196
Cash flow hedges reclassified to the balance sheet	—	—	81	—	81
Share of items relating to equity-accounted entities, net of tax	—	—	833	—	833
Income tax relating to items that may be reclassified	—	—	13	—	13
	—	(236)	1,005	—	769
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	(2,019)	(477)	—	(2,496)
Income tax relating to items that will not be reclassified	—	750	(11)	—	739
	—	(1,269)	(488)	—	(1,757)
Other comprehensive income	—	(1,505)	517	—	(988)
Equity-accounted other comprehensive income of subsidiaries	—	544	—	(544)	—
Total comprehensive income	85	(846)	1,351	(1,406)	(816)
Attributable to
BP shareholders	85	(846)	1,321	(1,406)	(846)
Non-controlling interests	—	—	30	—	30
	85	(846)	1,351	(1,406)	(816)

38. Condensed consolidating information on certain US subsidiaries – continued
Balance sheet

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	4,445	—	130,816	—	135,261
Goodwill	—	—	12,204	—	12,204
Intangible assets	598	—	16,686	—	17,284
Investments in joint ventures	—	—	8,647	—	8,647
Investments in associates	—	2	17,671	—	17,673
Other investments	—	—	1,341	—	1,341
Subsidiaries - equity-accounted basis	—	166,311	—	(166,311)	—
Fixed assets	5,043	166,313	187,365	(166,311)	192,410
Loans	—	—	32,402	(31,765)	637
Trade and other receivables	—	2,600	1,834	(2,600)	1,834
Derivative financial instruments	—	—	5,145	—	5,145
Prepayments	—	—	1,179	—	1,179
Deferred tax assets	—	—	3,706	—	3,706
Defined benefit pension plan surpluses	—	5,473	482	—	5,955
	5,043	174,386	232,113	(200,676)	210,866
Current assets
Loans	—	—	326	—	326
Inventories	302	—	17,686	—	17,988
Trade and other receivables	2,536	151	38,931	(17,140)	24,478
Derivative financial instruments	—	—	3,846	—	3,846
Prepayments	7	—	956	—	963
Current tax receivable	—	—	1,019	—	1,019
Other investments	—	—	222	—	222
Cash and cash equivalents	—	13	22,455	—	22,468
	2,845	164	85,441	(17,140)	71,310
Total assets	7,888	174,550	317,554	(217,816)	282,176
Current liabilities
Trade and other payables	413	14,634	48,358	(17,140)	46,265
Derivative financial instruments	—	—	3,308	—	3,308
Accruals	89	31	4,506	—	4,626
Finance debt	—	—	9,373	—	9,373
Current tax payable	310	—	1,791	—	2,101
Provisions	1	—	2,563	—	2,564
	813	14,665	69,899	(17,140)	68,237
Non-current liabilities
Other payables	—	31,800	16,395	(34,365)	13,830
Derivative financial instruments	—	—	5,625	—	5,625
Accruals	—	—	575	—	575
Finance debt	—	—	56,426	—	56,426
Deferred tax liabilities	586	1,907	7,319	—	9,812
Provisions	670	—	17,062	—	17,732
Defined benefit pension plan and other post-retirement benefit plan deficits	—	184	8,207	—	8,391
	1,256	33,891	111,609	(34,365)	112,391
Total liabilities	2,069	48,556	181,508	(51,505)	180,628
Net assets	5,819	125,994	136,046	(166,311)	101,548
Equity
BP shareholders’ equity	5,819	125,994	133,942	(166,311)	99,444
Non-controlling interests	—	—	2,104	—	2,104
	5,819	125,994	136,046	(166,311)	101,548
38. Condensed consolidating information on certain US subsidiaries – continued
Balance sheet continued

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	6,973	—	122,498	—	129,471
Goodwill	—	—	11,551	—	11,551
Intangible assets	585	—	17,770	—	18,355
Investments in joint ventures	—	—	7,994	—	7,994
Investments in associates	—	2	16,989	—	16,991
Other investments	—	—	1,245	—	1,245
Subsidiaries - equity-accounted basis	—	161,840	—	(161,840)	—
Fixed assets	7,558	161,842	178,047	(161,840)	185,607
Loans	1	—	32,401	(31,756)	646
Trade and other receivables	—	2,623	1,434	(2,623)	1,434
Derivative financial instruments	—	—	4,110	—	4,110
Prepayments	—	—	1,112	—	1,112
Deferred tax assets	—	—	4,469	—	4,469
Defined benefit pension plan surpluses	—	3,838	331	—	4,169
	7,559	168,303	221,904	(196,219)	201,547
Current assets
Loans	—	—	190	—	190
Inventories	274	—	18,737	—	19,011
Trade and other receivables	2,206	293	34,991	(12,641)	24,849
Derivative financial instruments	—	—	3,032	—	3,032
Prepayments	2	—	1,412	—	1,414
Current tax receivable	—	—	761	—	761
Other investments	—	—	125	—	125
Cash and cash equivalents	—	10	25,576	—	25,586
	2,482	303	84,824	(12,641)	74,968
Total assets	10,041	168,606	306,728	(208,860)	276,515
Current liabilities
Trade and other payables[a]	673	10,143	46,034	(12,641)	44,209
Derivative financial instruments	—	—	2,808	—	2,808
Accruals	115	60	4,785	—	4,960
Finance debt	—	—	7,739	—	7,739
Current tax payable	—	—	1,686	—	1,686
Provisions	1	—	3,323	—	3,324
	789	10,203	66,375	(12,641)	64,726
Non-current liabilities
Other payables[a]	—	31,804	16,464	(34,379)	13,889
Derivative financial instruments	—	—	3,761	—	3,761
Accruals	—	—	505	—	505
Finance debt	—	—	55,491	—	55,491
Deferred tax liabilities	838	1,337	5,807	—	7,982
Provisions	1,222	—	19,398	—	20,620
Defined benefit pension plan and other post-retirement benefit plan deficits	—	221	8,916	—	9,137
	2,060	33,362	110,342	(34,379)	111,385
Total liabilities	2,849	43,565	176,717	(47,020)	176,111
Net assets	7,192	125,041	130,011	(161,840)	100,404
Equity
BP shareholders’ equity	7,192	125,041	128,098	(161,840)	98,491
Non-controlling interests	—	—	1,913	—	1,913
	7,192	125,041	130,011	(161,840)	100,404

[a]
For BP plc, an amount of $2,300 million has been reclassified from non-current other payables to current trade and other payables, with consequential amendments to the eliminations and reclassifications column.

38. Condensed consolidating information on certain US subsidiaries – continued
Cash flow statement

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Operating activities
Profit (loss) before taxation	1,080	9,442	17,143	(10,942)	16,723
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	—	—	1,085	—	1,085
Depreciation, depletion and amortization	377	—	15,080	—	15,457
Impairment and (gain) loss on sale of businesses and fixed assets	66	—	338	—	404
Earnings from joint ventures and associates	—	—	(3,753)	—	(3,753)
Dividends received from joint ventures and associates	—	—	1,535	—	1,535
Equity accounted income of subsidiaries - after interest and tax	—	(10,942)	—	10,942	—
Dividends received from subsidiaries	—	3,490	—	(3,490)	—
Interest receivable	(42)	(215)	(1,776)	1,565	(468)
Interest received	42	215	1,656	(1,565)	348
Finance costs	8	1,326	2,759	(1,565)	2,528
Interest paid	(8)	(1,326)	(2,159)	1,565	(1,928)
Net finance expense relating to pensions and other post-retirement benefits	—	(95)	222	—	127
Share-based payments	—	671	19	—	690
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	—	(183)	(203)	—	(386)
Net charge for provisions, less payments	33	—	953	—	986
(Increase) decrease in inventories	(62)	—	734	—	672
(Increase) decrease in other current and non-current assets	(72)	165	(951)	(2,000)	(2,858)
Increase (decrease) in other current and non-current liabilities	(491)	4,509	(6,595)	—	(2,577)
Income taxes paid	(133)	—	(5,579)	—	(5,712)
Net cash provided by (used in) operating activities	798	7,057	20,508	(5,490)	22,873
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(273)	—	(16,434)	—	(16,707)
Acquisitions, net of cash acquired	—	—	(6,986)	—	(6,986)
Investment in joint ventures	—	—	(382)	—	(382)
Investment in associates	—	—	(1,013)	—	(1,013)
Total cash capital expenditure	(273)	—	(24,815)	—	(25,088)
Proceeds from disposals of fixed assets	—	—	940	—	940
Proceeds from disposals of businesses, net of cash disposed	1,475	—	436	—	1,911
Proceeds from loan repayments	—	—	666	—	666
Net cash provided by (used in) investing activities	1,202	—	(22,773)	—	(21,571)
Financing activities
Repurchase of shares	—	(355)	—	—	(355)
Proceeds from long-term financing	—	—	9,038	—	9,038
Repayments of long-term financing	—	—	(7,210)	—	(7,210)
Net increase (decrease) in short-term debt	—	—	1,317	—	1,317
Dividends paid
BP shareholders	(2,000)	(6,699)	(3,490)	5,490	(6,699)
Non-controlling interests	—	—	(170)	—	(170)
Net cash provided by (used in) financing activities	(2,000)	(7,054)	(515)	5,490	(4,079)
Currency translation differences relating to cash and cash equivalents	—	—	(330)	—	(330)
Increase (decrease) in cash and cash equivalents	—	3	(3,110)	—	(3,107)
Cash and cash equivalents at beginning of year	—	10	25,565	—	25,575
Cash and cash equivalents at end of year	—	13	22,455	—	22,468
38. Condensed consolidating information on certain US subsidiaries – continued
Cash flow statement continued

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Operating activities
Profit (loss) before taxation	438	3,387	7,800	(4,445)	7,180
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	—	—	1,603	—	1,603
Depreciation, depletion and amortization	735	—	14,849	—	15,584
Impairment and (gain) loss on sale of businesses and fixed assets	(71)	(9)	77	9	6
Earnings from joint ventures and associates	—	—	(2,507)	—	(2,507)
Dividends received from joint ventures and associates	—	—	1,253	—	1,253
Equity accounted income of subsidiaries - after interest and tax	—	(4,436)	—	4,436	—
Dividends received from subsidiaries	—	3,183	—	(3,183)	—
Interest receivable	(11)	(220)	(1,117)	1,044	(304)
Interest received	11	220	1,188	(1,044)	375
Finance costs	6	826	2,286	(1,044)	2,074
Interest paid	(6)	(826)	(1,784)	1,044	(1,572)
Net finance expense relating to pensions and other post-retirement benefits	—	(15)	235	—	220
Share-based payments	—	595	66	—	661
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	—	(145)	(249)	—	(394)
Net charge for provisions, less payments	(128)	—	2,234	—	2,106
(Increase) decrease in inventories	(25)	—	(823)	—	(848)
(Increase) decrease in other current and non-current assets	108	522	(5,478)	—	(4,848)
Increase (decrease) in other current and non-current liabilities	(830)	3,374	(200)	—	2,344
Income taxes paid	—	—	(4,002)	—	(4,002)
Net cash provided by operating activities	227	6,456	15,431	(3,183)	18,931
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(321)	—	(16,241)	—	(16,562)
Acquisitions, net of cash acquired	—	—	(327)	—	(327)
Investment in joint ventures	—	—	(50)	—	(50)
Investment in associates	—	—	(901)	—	(901)
Total cash capital expenditure	(321)	—	(17,519)	—	(17,840)
Proceeds from disposals of fixed assets	94	—	2,842	—	2,936
Proceeds from disposals of businesses, net of cash disposed	—	—	478	—	478
Proceeds from loan repayments	—	—	349	—	349
Net cash provided by (used in) investing activities	(227)	—	(13,850)	—	(14,077)
Financing activities
Net issue (repurchase) of shares	—	(343)	—	—	(343)
Proceeds from long-term financing	—	—	8,712	—	8,712
Repayments of long-term financing	—	—	(6,276)	—	(6,276)
Net increase (decrease) in short-term debt	—	—	(158)	—	(158)
Net increase (decrease) in non-controlling interests	—	—	1,063	—	1,063
Dividends paid
BP shareholders	—	(6,153)	(3,183)	3,183	(6,153)
Non-controlling interests	—	—	(141)	—	(141)
Net cash provided by (used in) financing activities	—	(6,496)	17	3,183	(3,296)
Currency translation differences relating to cash and cash equivalents	—	—	544	—	544
Increase (decrease) in cash and cash equivalents	—	(40)	2,142	—	2,102
Cash and cash equivalents at beginning of year	—	50	23,434	—	23,484
Cash and cash equivalents at end of year	—	10	25,576	—	25,586
38. Condensed consolidating information on certain US subsidiaries – continued
Cash flow statement continued

					$ million
					2016
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Operating activities
Profit (loss) before taxation	44	168	(1,645)	(862)	(2,295)
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	—	—	1,274	—	1,274
Depreciation, depletion and amortization	673	—	13,832	—	14,505
Impairment and (gain) loss on sale of businesses and fixed assets	(148)	—	(2,648)	—	(2,796)
Earnings from joint ventures and associates	—	—	(1,960)	—	(1,960)
Dividends received from joint ventures and associates	—	—	1,105	—	1,105
Equity accounted income of subsidiaries - after interest and tax	—	(862)	—	862	—
Dividends received from (paid to) subsidiaries	(7,000)	372	—	6,628	—
Interest receivable	(94)	(233)	(593)	720	(200)
Interest received	94	233	660	(720)	267
Finance costs	103	311	1,981	(720)	1,675
Interest paid	(103)	(311)	(1,443)	720	(1,137)
Net finance expense relating to pensions and other post-retirement benefits	—	(82)	272	—	190
Share-based payments	—	780	(1)	—	779
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	—	(192)	(275)	—	(467)
Net charge for provisions, less payments	77	—	4,410	—	4,487
(Increase) decrease in inventories	(3)	—	(3,678)	—	(3,681)
(Increase) decrease in other current and non-current assets	6,985	(156)	(1,001)	(7,000)	(1,172)
Increase (decrease) in other current and non-current liabilities	(33)	4,634	(2,946)	—	1,655
Income taxes paid	104	(1)	(1,641)	—	(1,538)
Net cash provided by operating activities	699	4,661	5,703	(372)	10,691
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(699)	—	(16,002)	—	(16,701)
Acquisitions, net of cash acquired	—	—	(1)	—	(1)
Investment in joint ventures	—	—	(50)	—	(50)
Investment in associates	—	—	(700)	—	(700)
Total cash capital expenditure	(699)	—	(16,753)	—	(17,452)
Proceeds from disposals of fixed assets	—	—	1,372	—	1,372
Proceeds from disposals of businesses, net of cash disposed	—	—	1,259	—	1,259
Proceeds from loan repayments	—	—	68	—	68
Net cash provided by (used in) investing activities	(699)	—	(14,054)	—	(14,753)
Financing activities
Proceeds from long-term financing	—	—	12,442	—	12,442
Repayments of long-term financing	—	—	(6,685)	—	(6,685)
Net increase (decrease) in short-term debt	—	—	51	—	51
Net increase (decrease) in non-controlling interests	—	—	887	—	887
Dividends paid
BP shareholders	—	(4,611)	(372)	372	(4,611)
Non-controlling interests	—	—	(107)	—	(107)
Net cash provided by (used in) financing activities	—	(4,611)	6,216	372	1,977
Currency translation differences relating to cash and cash equivalents	—	—	(820)	—	(820)
Increase (decrease) in cash and cash equivalents	—	50	(2,955)	—	(2,905)
Cash and cash equivalents at beginning of year	—	—	26,389	—	26,389
Cash and cash equivalents at end of year	—	50	23,434	—	23,484

Disclosure of Condensed Income Statement
Income statement continued

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	3,264	—	240,177	(3,233)	240,208
Earnings from joint ventures - after interest and tax	—	—	1,177	—	1,177
Earnings from associates - after interest and tax	—	—	1,330	—	1,330
Equity-accounted income of subsidiaries - after interest and tax	—	4,436	—	(4,436)	—
Interest and other income	11	369	1,470	(1,193)	657
Gains on sale of businesses and fixed assets	71	9	1,139	(9)	1,210
Total revenues and other income	3,346	4,814	245,293	(8,871)	244,582
Purchases	1,010	—	181,939	(3,233)	179,716
Production and manufacturing expenses	1,156	—	23,073	—	24,229
Production and similar taxes[a]	(18)	—	1,793	—	1,775
Depreciation, depletion and amortization	735	—	14,849	—	15,584
Impairment and losses on sale of businesses and fixed assets	—	—	1,216	—	1,216
Exploration expense	—	—	2,080	—	2,080
Distribution and administration expenses	19	616	10,022	(149)	10,508
Profit (loss) before interest and taxation	444	4,198	10,321	(5,489)	9,474
Finance costs	6	826	2,286	(1,044)	2,074
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(15)	235	—	220
Profit (loss) before taxation	438	3,387	7,800	(4,445)	7,180
Taxation	(392)	(11)	4,115	—	3,712
Profit (loss) for the year	830	3,398	3,685	(4,445)	3,468
Attributable to
BP shareholders	830	3,398	3,606	(4,445)	3,389
Non-controlling interests	—	—	79	—	79
	830	3,398	3,685	(4,445)	3,468
Income statement

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	4,315	—	298,620	(4,179)	298,756
Earnings from joint ventures - after interest and tax	—	—	897	—	897
Earnings from associates - after interest and tax	—	—	2,856	—	2,856
Equity-accounted income of subsidiaries - after interest and tax	—	10,942	—	(10,942)	—
Interest and other income	42	373	2,081	(1,723)	773
Gains on sale of businesses and fixed assets	—	—	456	—	456
Total revenues and other income	4,357	11,315	304,910	(16,844)	303,738
Purchases	1,507	—	232,550	(4,179)	229,878
Production and manufacturing expenses	1,015	—	21,990	—	23,005
Production and similar taxes	282	—	1,254	—	1,536
Depreciation, depletion and amortization	377	—	15,080	—	15,457
Impairment and losses on sale of businesses and fixed assets	66	—	794	—	860
Exploration expense	—	—	1,445	—	1,445
Distribution and administration expenses	22	642	11,673	(158)	12,179
Profit (loss) before interest and taxation	1,088	10,673	20,124	(12,507)	19,378
Finance costs	8	1,326	2,759	(1,565)	2,528
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(95)	222	—	127
Profit (loss) before taxation	1,080	9,442	17,143	(10,942)	16,723
Taxation	164	59	6,922	—	7,145
Profit (loss) for the year	916	9,383	10,221	(10,942)	9,578
Attributable to
BP shareholders	916	9,383	10,026	(10,942)	9,383
Non-controlling interests	—	—	195	—	195
	916	9,383	10,221	(10,942)	9,578
Income statement continued

					$ million
					2016
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	2,740	—	182,999	(2,731)	183,008
Earnings from joint ventures - after interest and tax	—	—	966	—	966
Earnings from associates - after interest and tax	—	—	994	—	994
Equity-accounted income of subsidiaries - after interest and tax	—	862	—	(862)	—
Interest and other income	94	343	899	(830)	506
Gains on sale of businesses and fixed assets	—	—	1,132	—	1,132
Total revenues and other income	2,834	1,205	186,990	(4,423)	186,606
Purchases	888	—	134,062	(2,731)	132,219
Production and manufacturing expenses	1,171	—	27,906	—	29,077
Production and similar taxes	102	—	581	—	683
Depreciation, depletion and amortization	673	—	13,832	—	14,505
Impairment and losses on sale of businesses and fixed assets	(147)	—	(1,517)	—	(1,664)
Exploration expense	—	—	1,721	—	1,721
Distribution and administration expenses	—	808	9,797	(110)	10,495
Profit (loss) before interest and taxation	147	397	608	(1,582)	(430)
Finance costs	103	311	1,981	(720)	1,675
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(82)	272	—	190
Profit (loss) before taxation	44	168	(1,645)	(862)	(2,295)
Taxation	(41)	53	(2,479)	—	(2,467)
Profit (loss) for the year	85	115	834	(862)	172
Attributable to
BP shareholders	85	115	777	(862)	115
Non-controlling interests	—	—	57	—	57
	85	115	834	(862)	172

Disclosure of Condensed Statement of Comprehensive Income
Statement of comprehensive income

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	916	9,383	10,221	(10,942)	9,578
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Currency translation differences	—	(296)	(3,475)	—	(3,771)
Cash flow hedges (including reclassifications)	—	—	(6)	—	(6)
Costs of hedging (including reclassifications)	—	—	(186)	—	(186)
Share of items relating to equity-accounted entities, net of tax	—	—	417	—	417
Income tax relating to items that may be reclassified	—	—	4	—	4
	—	(296)	(3,246)	—	(3,542)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	1,689	628	—	2,317
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	(37)	—	(37)
Income tax relating to items that will not be reclassified	—	(511)	(207)	—	(718)
	—	1,178	384	—	1,562
Other comprehensive income	—	882	(2,862)	—	(1,980)
Equity-accounted other comprehensive income of subsidiaries	—	(2,821)	—	2,821	—
Total comprehensive income	916	7,444	7,359	(8,121)	7,598
Attributable to
BP shareholders	916	7,444	7,205	(8,121)	7,444
Non-controlling interests	—	—	154	—	154
	916	7,444	7,359	(8,121)	7,598
Statement of comprehensive income continued

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	830	3,398	3,685	(4,445)	3,468
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Currency translation differences	—	166	1,820	—	1,986
Exchange (gains) losses on translation of foreign operations transferred to gain or loss on sale of businesses and fixed assets	—	—	(120)	—	(120)
Available-for-sale investments marked to market	—	—	14	—	14
Cash flow hedges marked to market	—	—	197	—	197
Cash flow hedges reclassified to the income statement	—	—	116	—	116
Cash flow hedges reclassified to the balance sheet	—	—	112	—	112
Share of items relating to equity-accounted entities, net of tax	—	—	564	—	564
Income tax relating to items that may be reclassified	—	—	(196)	—	(196)
	—	166	2,507	—	2,673
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	2,984	662	—	3,646
Income tax relating to items that will not be reclassified	—	(1,169)	(134)	—	(1,303)
	—	1,815	528	—	2,343
Other comprehensive income	—	1,981	3,035	—	5,016
Equity-accounted other comprehensive income of subsidiaries	—	2,983	—	(2,983)	—
Total comprehensive income	830	8,362	6,720	(7,428)	8,484
Attributable to
BP shareholders	830	8,362	6,589	(7,428)	8,353
Non-controlling interests	—	—	131	—	131
	830	8,362	6,720	(7,428)	8,484
Statement of comprehensive income continued

					$ million
					2016
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	85	115	834	(862)	172
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Currency translation differences	—	(236)	490	—	254
Exchange (gains) losses on translation of foreign operations transferred to gain or loss on sale of businesses and fixed assets	—	—	30	—	30
Available-for-sale investments marked to market	—	—	1	—	1
Cash flow hedges marked to market	—	—	(639)	—	(639)
Cash flow hedges reclassified to the income statement	—	—	196	—	196
Cash flow hedges reclassified to the balance sheet	—	—	81	—	81
Share of items relating to equity-accounted entities, net of tax	—	—	833	—	833
Income tax relating to items that may be reclassified	—	—	13	—	13
	—	(236)	1,005	—	769
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	(2,019)	(477)	—	(2,496)
Income tax relating to items that will not be reclassified	—	750	(11)	—	739
	—	(1,269)	(488)	—	(1,757)
Other comprehensive income	—	(1,505)	517	—	(988)
Equity-accounted other comprehensive income of subsidiaries	—	544	—	(544)	—
Total comprehensive income	85	(846)	1,351	(1,406)	(816)
Attributable to
BP shareholders	85	(846)	1,321	(1,406)	(846)
Non-controlling interests	—	—	30	—	30
	85	(846)	1,351	(1,406)	(816)

Disclosure of Condensed Balance Sheet
Balance sheet

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	4,445	—	130,816	—	135,261
Goodwill	—	—	12,204	—	12,204
Intangible assets	598	—	16,686	—	17,284
Investments in joint ventures	—	—	8,647	—	8,647
Investments in associates	—	2	17,671	—	17,673
Other investments	—	—	1,341	—	1,341
Subsidiaries - equity-accounted basis	—	166,311	—	(166,311)	—
Fixed assets	5,043	166,313	187,365	(166,311)	192,410
Loans	—	—	32,402	(31,765)	637
Trade and other receivables	—	2,600	1,834	(2,600)	1,834
Derivative financial instruments	—	—	5,145	—	5,145
Prepayments	—	—	1,179	—	1,179
Deferred tax assets	—	—	3,706	—	3,706
Defined benefit pension plan surpluses	—	5,473	482	—	5,955
	5,043	174,386	232,113	(200,676)	210,866
Current assets
Loans	—	—	326	—	326
Inventories	302	—	17,686	—	17,988
Trade and other receivables	2,536	151	38,931	(17,140)	24,478
Derivative financial instruments	—	—	3,846	—	3,846
Prepayments	7	—	956	—	963
Current tax receivable	—	—	1,019	—	1,019
Other investments	—	—	222	—	222
Cash and cash equivalents	—	13	22,455	—	22,468
	2,845	164	85,441	(17,140)	71,310
Total assets	7,888	174,550	317,554	(217,816)	282,176
Current liabilities
Trade and other payables	413	14,634	48,358	(17,140)	46,265
Derivative financial instruments	—	—	3,308	—	3,308
Accruals	89	31	4,506	—	4,626
Finance debt	—	—	9,373	—	9,373
Current tax payable	310	—	1,791	—	2,101
Provisions	1	—	2,563	—	2,564
	813	14,665	69,899	(17,140)	68,237
Non-current liabilities
Other payables	—	31,800	16,395	(34,365)	13,830
Derivative financial instruments	—	—	5,625	—	5,625
Accruals	—	—	575	—	575
Finance debt	—	—	56,426	—	56,426
Deferred tax liabilities	586	1,907	7,319	—	9,812
Provisions	670	—	17,062	—	17,732
Defined benefit pension plan and other post-retirement benefit plan deficits	—	184	8,207	—	8,391
	1,256	33,891	111,609	(34,365)	112,391
Total liabilities	2,069	48,556	181,508	(51,505)	180,628
Net assets	5,819	125,994	136,046	(166,311)	101,548
Equity
BP shareholders’ equity	5,819	125,994	133,942	(166,311)	99,444
Non-controlling interests	—	—	2,104	—	2,104
	5,819	125,994	136,046	(166,311)	101,548
38. Condensed consolidating information on certain US subsidiaries – continued
Balance sheet continued

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	6,973	—	122,498	—	129,471
Goodwill	—	—	11,551	—	11,551
Intangible assets	585	—	17,770	—	18,355
Investments in joint ventures	—	—	7,994	—	7,994
Investments in associates	—	2	16,989	—	16,991
Other investments	—	—	1,245	—	1,245
Subsidiaries - equity-accounted basis	—	161,840	—	(161,840)	—
Fixed assets	7,558	161,842	178,047	(161,840)	185,607
Loans	1	—	32,401	(31,756)	646
Trade and other receivables	—	2,623	1,434	(2,623)	1,434
Derivative financial instruments	—	—	4,110	—	4,110
Prepayments	—	—	1,112	—	1,112
Deferred tax assets	—	—	4,469	—	4,469
Defined benefit pension plan surpluses	—	3,838	331	—	4,169
	7,559	168,303	221,904	(196,219)	201,547
Current assets
Loans	—	—	190	—	190
Inventories	274	—	18,737	—	19,011
Trade and other receivables	2,206	293	34,991	(12,641)	24,849
Derivative financial instruments	—	—	3,032	—	3,032
Prepayments	2	—	1,412	—	1,414
Current tax receivable	—	—	761	—	761
Other investments	—	—	125	—	125
Cash and cash equivalents	—	10	25,576	—	25,586
	2,482	303	84,824	(12,641)	74,968
Total assets	10,041	168,606	306,728	(208,860)	276,515
Current liabilities
Trade and other payables[a]	673	10,143	46,034	(12,641)	44,209
Derivative financial instruments	—	—	2,808	—	2,808
Accruals	115	60	4,785	—	4,960
Finance debt	—	—	7,739	—	7,739
Current tax payable	—	—	1,686	—	1,686
Provisions	1	—	3,323	—	3,324
	789	10,203	66,375	(12,641)	64,726
Non-current liabilities
Other payables[a]	—	31,804	16,464	(34,379)	13,889
Derivative financial instruments	—	—	3,761	—	3,761
Accruals	—	—	505	—	505
Finance debt	—	—	55,491	—	55,491
Deferred tax liabilities	838	1,337	5,807	—	7,982
Provisions	1,222	—	19,398	—	20,620
Defined benefit pension plan and other post-retirement benefit plan deficits	—	221	8,916	—	9,137
	2,060	33,362	110,342	(34,379)	111,385
Total liabilities	2,849	43,565	176,717	(47,020)	176,111
Net assets	7,192	125,041	130,011	(161,840)	100,404
Equity
BP shareholders’ equity	7,192	125,041	128,098	(161,840)	98,491
Non-controlling interests	—	—	1,913	—	1,913
	7,192	125,041	130,011	(161,840)	100,404

Disclosure of Condensed Cash Flow Statement
Cash flow statement

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Operating activities
Profit (loss) before taxation	1,080	9,442	17,143	(10,942)	16,723
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	—	—	1,085	—	1,085
Depreciation, depletion and amortization	377	—	15,080	—	15,457
Impairment and (gain) loss on sale of businesses and fixed assets	66	—	338	—	404
Earnings from joint ventures and associates	—	—	(3,753)	—	(3,753)
Dividends received from joint ventures and associates	—	—	1,535	—	1,535
Equity accounted income of subsidiaries - after interest and tax	—	(10,942)	—	10,942	—
Dividends received from subsidiaries	—	3,490	—	(3,490)	—
Interest receivable	(42)	(215)	(1,776)	1,565	(468)
Interest received	42	215	1,656	(1,565)	348
Finance costs	8	1,326	2,759	(1,565)	2,528
Interest paid	(8)	(1,326)	(2,159)	1,565	(1,928)
Net finance expense relating to pensions and other post-retirement benefits	—	(95)	222	—	127
Share-based payments	—	671	19	—	690
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	—	(183)	(203)	—	(386)
Net charge for provisions, less payments	33	—	953	—	986
(Increase) decrease in inventories	(62)	—	734	—	672
(Increase) decrease in other current and non-current assets	(72)	165	(951)	(2,000)	(2,858)
Increase (decrease) in other current and non-current liabilities	(491)	4,509	(6,595)	—	(2,577)
Income taxes paid	(133)	—	(5,579)	—	(5,712)
Net cash provided by (used in) operating activities	798	7,057	20,508	(5,490)	22,873
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(273)	—	(16,434)	—	(16,707)
Acquisitions, net of cash acquired	—	—	(6,986)	—	(6,986)
Investment in joint ventures	—	—	(382)	—	(382)
Investment in associates	—	—	(1,013)	—	(1,013)
Total cash capital expenditure	(273)	—	(24,815)	—	(25,088)
Proceeds from disposals of fixed assets	—	—	940	—	940
Proceeds from disposals of businesses, net of cash disposed	1,475	—	436	—	1,911
Proceeds from loan repayments	—	—	666	—	666
Net cash provided by (used in) investing activities	1,202	—	(22,773)	—	(21,571)
Financing activities
Repurchase of shares	—	(355)	—	—	(355)
Proceeds from long-term financing	—	—	9,038	—	9,038
Repayments of long-term financing	—	—	(7,210)	—	(7,210)
Net increase (decrease) in short-term debt	—	—	1,317	—	1,317
Dividends paid
BP shareholders	(2,000)	(6,699)	(3,490)	5,490	(6,699)
Non-controlling interests	—	—	(170)	—	(170)
Net cash provided by (used in) financing activities	(2,000)	(7,054)	(515)	5,490	(4,079)
Currency translation differences relating to cash and cash equivalents	—	—	(330)	—	(330)
Increase (decrease) in cash and cash equivalents	—	3	(3,110)	—	(3,107)
Cash and cash equivalents at beginning of year	—	10	25,565	—	25,575
Cash and cash equivalents at end of year	—	13	22,455	—	22,468
38. Condensed consolidating information on certain US subsidiaries – continued
Cash flow statement continued

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Operating activities
Profit (loss) before taxation	438	3,387	7,800	(4,445)	7,180
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	—	—	1,603	—	1,603
Depreciation, depletion and amortization	735	—	14,849	—	15,584
Impairment and (gain) loss on sale of businesses and fixed assets	(71)	(9)	77	9	6
Earnings from joint ventures and associates	—	—	(2,507)	—	(2,507)
Dividends received from joint ventures and associates	—	—	1,253	—	1,253
Equity accounted income of subsidiaries - after interest and tax	—	(4,436)	—	4,436	—
Dividends received from subsidiaries	—	3,183	—	(3,183)	—
Interest receivable	(11)	(220)	(1,117)	1,044	(304)
Interest received	11	220	1,188	(1,044)	375
Finance costs	6	826	2,286	(1,044)	2,074
Interest paid	(6)	(826)	(1,784)	1,044	(1,572)
Net finance expense relating to pensions and other post-retirement benefits	—	(15)	235	—	220
Share-based payments	—	595	66	—	661
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	—	(145)	(249)	—	(394)
Net charge for provisions, less payments	(128)	—	2,234	—	2,106
(Increase) decrease in inventories	(25)	—	(823)	—	(848)
(Increase) decrease in other current and non-current assets	108	522	(5,478)	—	(4,848)
Increase (decrease) in other current and non-current liabilities	(830)	3,374	(200)	—	2,344
Income taxes paid	—	—	(4,002)	—	(4,002)
Net cash provided by operating activities	227	6,456	15,431	(3,183)	18,931
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(321)	—	(16,241)	—	(16,562)
Acquisitions, net of cash acquired	—	—	(327)	—	(327)
Investment in joint ventures	—	—	(50)	—	(50)
Investment in associates	—	—	(901)	—	(901)
Total cash capital expenditure	(321)	—	(17,519)	—	(17,840)
Proceeds from disposals of fixed assets	94	—	2,842	—	2,936
Proceeds from disposals of businesses, net of cash disposed	—	—	478	—	478
Proceeds from loan repayments	—	—	349	—	349
Net cash provided by (used in) investing activities	(227)	—	(13,850)	—	(14,077)
Financing activities
Net issue (repurchase) of shares	—	(343)	—	—	(343)
Proceeds from long-term financing	—	—	8,712	—	8,712
Repayments of long-term financing	—	—	(6,276)	—	(6,276)
Net increase (decrease) in short-term debt	—	—	(158)	—	(158)
Net increase (decrease) in non-controlling interests	—	—	1,063	—	1,063
Dividends paid
BP shareholders	—	(6,153)	(3,183)	3,183	(6,153)
Non-controlling interests	—	—	(141)	—	(141)
Net cash provided by (used in) financing activities	—	(6,496)	17	3,183	(3,296)
Currency translation differences relating to cash and cash equivalents	—	—	544	—	544
Increase (decrease) in cash and cash equivalents	—	(40)	2,142	—	2,102
Cash and cash equivalents at beginning of year	—	50	23,434	—	23,484
Cash and cash equivalents at end of year	—	10	25,576	—	25,586
38. Condensed consolidating information on certain US subsidiaries – continued
Cash flow statement continued

					$ million
					2016
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Operating activities
Profit (loss) before taxation	44	168	(1,645)	(862)	(2,295)
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	—	—	1,274	—	1,274
Depreciation, depletion and amortization	673	—	13,832	—	14,505
Impairment and (gain) loss on sale of businesses and fixed assets	(148)	—	(2,648)	—	(2,796)
Earnings from joint ventures and associates	—	—	(1,960)	—	(1,960)
Dividends received from joint ventures and associates	—	—	1,105	—	1,105
Equity accounted income of subsidiaries - after interest and tax	—	(862)	—	862	—
Dividends received from (paid to) subsidiaries	(7,000)	372	—	6,628	—
Interest receivable	(94)	(233)	(593)	720	(200)
Interest received	94	233	660	(720)	267
Finance costs	103	311	1,981	(720)	1,675
Interest paid	(103)	(311)	(1,443)	720	(1,137)
Net finance expense relating to pensions and other post-retirement benefits	—	(82)	272	—	190
Share-based payments	—	780	(1)	—	779
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	—	(192)	(275)	—	(467)
Net charge for provisions, less payments	77	—	4,410	—	4,487
(Increase) decrease in inventories	(3)	—	(3,678)	—	(3,681)
(Increase) decrease in other current and non-current assets	6,985	(156)	(1,001)	(7,000)	(1,172)
Increase (decrease) in other current and non-current liabilities	(33)	4,634	(2,946)	—	1,655
Income taxes paid	104	(1)	(1,641)	—	(1,538)
Net cash provided by operating activities	699	4,661	5,703	(372)	10,691
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(699)	—	(16,002)	—	(16,701)
Acquisitions, net of cash acquired	—	—	(1)	—	(1)
Investment in joint ventures	—	—	(50)	—	(50)
Investment in associates	—	—	(700)	—	(700)
Total cash capital expenditure	(699)	—	(16,753)	—	(17,452)
Proceeds from disposals of fixed assets	—	—	1,372	—	1,372
Proceeds from disposals of businesses, net of cash disposed	—	—	1,259	—	1,259
Proceeds from loan repayments	—	—	68	—	68
Net cash provided by (used in) investing activities	(699)	—	(14,054)	—	(14,753)
Financing activities
Proceeds from long-term financing	—	—	12,442	—	12,442
Repayments of long-term financing	—	—	(6,685)	—	(6,685)
Net increase (decrease) in short-term debt	—	—	51	—	51
Net increase (decrease) in non-controlling interests	—	—	887	—	887
Dividends paid
BP shareholders	—	(4,611)	(372)	372	(4,611)
Non-controlling interests	—	—	(107)	—	(107)
Net cash provided by (used in) financing activities	—	(4,611)	6,216	372	1,977
Currency translation differences relating to cash and cash equivalents	—	—	(820)	—	(820)
Increase (decrease) in cash and cash equivalents	—	50	(2,955)	—	(2,905)
Cash and cash equivalents at beginning of year	—	—	26,389	—	26,389
Cash and cash equivalents at end of year	—	50	23,434	—	23,484